Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Capital Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Capital Growth Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 104 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-113 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2019 was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 104 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-113 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its total assets measured at the time of purchase (“Total Assets”) in equity investments. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund will invest in both value and growth companies. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 10% of its Total Assets in fixed income securities, such as government, corporate and bank debt obligations.

		The Fund’s benchmark index is the Russell 1000® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

		Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Through April 17, 2018, certain of the Fund’s principal investment strategies differed. Performance information set forth below reflects the performance resulting from the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the nine-month period ended September 30, 2019 was 22.37%. Best Quarter Q2 ‘09 +22.11% Worst Quarter Q3 ‘11 –14.76%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	$ 659
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	$ 1,929
2009	rr_AnnualReturn2009	48.22%
2010	rr_AnnualReturn2010	10.83%
2011	rr_AnnualReturn2011	(1.47%)
2012	rr_AnnualReturn2012	18.50%
2013	rr_AnnualReturn2013	31.67%
2014	rr_AnnualReturn2014	13.68%
2015	rr_AnnualReturn2015	1.95%
2016	rr_AnnualReturn2016	1.90%
2017	rr_AnnualReturn2017	31.81%
2018	rr_AnnualReturn2018	(2.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.76%)
1 Year	rr_AverageAnnualReturnYear01	(8.15%)
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	13.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 1990
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.88%	[3]
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	608
5 Years	rr_ExpenseExampleYear05	1,050
10 Years	rr_ExpenseExampleYear10	2,279
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	608
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,279
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	13.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	$ 1,018
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
5 Years	rr_AverageAnnualReturnYear05	9.06%
10 Years	rr_AverageAnnualReturnYear10	14.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	$ 1,594
1 Year	rr_AverageAnnualReturnYear01	(2.92%)
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	14.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	523
10 Years	rr_ExpenseExampleYear10	$ 1,171
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	790
10 Years	rr_ExpenseExampleYear10	$ 1,739
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	14.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[3]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	$ 1,006
1 Year	rr_AverageAnnualReturnYear01	(2.38%)	[4]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[4]
10 Years	rr_AverageAnnualReturnYear10	14.80%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[4]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.19%)
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	11.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 1990
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 1990
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Capital Growth Fund | Russell 1000® Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[4]
5 Years	rr_AverageAnnualReturnYear05	8.21%	[4]
10 Years	rr_AverageAnnualReturnYear10	13.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[4]

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	After Expense Limitation
[4]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.